Other operating (income) / expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other operating (income) / expenses [Abstract]
Provision made for damages to be recognized as claims when recovery can be assured	$ 315,498
Voluntary special contribution	$ 195,499
Insurance recoveries		$ 522,781